Finance Cost and Income - Summary of Interest Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of finance income expense [abstract]
Cash and cash equivalents	$ 235	$ 85		$ 103
Investments in debt securities held for trading	39	16		1
Other loans and receivables	21	12		46
Total	$ 294	$ 113	[1]	$ 150	[1]

[1]	Amended to conform to 2022 presentation.